SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Advertising expenses	$ 252,199	$ 270,790	$ 397,619	$ 127,952
Potential dilutive securities outstanding	19,488,632	21,288,632	21,288,632	30,117,376
Prepaid expenses for advertising services	$ 0		$ 103,114
Inventory finished goods	181,690		182,463	$ 219,090
Unfinished goods (packaging) inventory	31,145		19,884	9,372
Raw materials inventory	91,953		65,514	25,660
Inventory	321,537		267,861	254,122
Allowance for doubtful accounts	10,742		10,742	742
Cash Federal Deposit Insurance Corporation	308,536		$ 502,402	$ 0
Work in process	$ 16,749